DEBT - Bank Credit Facility (Details) - Bank Credit Facility - Line of Credit $ in Millions	12 Months Ended
Dec. 31, 2020 USD ($)
Debt
Unsecured, covenant-based bank credit facility	$ 600
Standby fees on undrawn portion of the facility as a percentage on drawn pricing (as a percent)	20.00%
Minimum | Canada Bankers' Acceptances Rate
Debt
Basis points over bankers' acceptance rates (as a percent)	1.25%
Maximum | Canada Bankers' Acceptances Rate
Debt
Basis points over bankers' acceptance rates (as a percent)	3.15%